Condensed Consolidated Statements Of Operations And Comprehensive Income (Loss) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Interest income:
Loans, including fees	$ 3,418,846	$ 3,718,011	$ 10,360,733	$ 10,986,590	$ 14,496,500	$ 14,937,323
Deposits in banks	180	72	874	98	2,731	235
Securities	236,434	178,255	713,558	808,786	1,047,834	1,682,508
Federal funds sold	561	1,437	3,213	1,798	4,998	336
Total interest income	3,656,021	3,897,775	11,078,378	11,797,272	15,552,063	16,620,402
Interest expense:
Deposits	1,367,177	1,761,720	4,239,087	5,610,463	7,212,651	10,122,697
Other borrowings	42,768	60,494	130,519	220,455	279,238	248,001
Total interest expense	1,409,945	1,822,214	4,369,606	5,830,918	7,491,889	10,370,698
Net interest income	2,246,076	2,075,561	6,708,772	5,966,354	8,060,174	6,249,704
Provision for loan losses	2,140,000	200,000	2,495,000	420,000	470,000	9,530,064
Net interest income (loss) after provision for loan losses	106,076	1,875,561	4,213,772	5,546,354	7,590,174	(3,280,360)
Other income:
Service charges on deposit accounts	385,444	402,415	1,027,133	1,105,194	1,497,587	1,565,715
Other fees and commissions	21,750	23,321	69,238	61,907	4,277	45,562
Gain on sales of available for sale securities	251,068	360,793	251,068	545,090	568,337	926,292
Gain (loss) on sales of foreclosed real estate	(36,666)	42	(36,666)	56,246	25,810	60,585
Gain on disposal of premises and equipment	10,549		10,549			334
Other operating income	105,353	155,037	353,189	368,791	508,088	263,253
Total other income	737,498	941,608	1,674,511	2,137,228	2,604,099	2,861,407
Other expenses:
Salaries and employee benefits	902,763	863,374	2,720,182	2,687,232	3,555,493	4,092,717
Occupancy and equipment expenses, net	285,142	304,951	883,792	894,621	1,183,194	1,207,435
Other operating expenses	1,079,455	1,253,118	3,464,208	4,090,621	5,418,556	6,587,392
Total other expenses	2,267,360	2,421,443	7,068,182	7,672,474	10,157,243	11,887,544
Income (loss) before income tax benefits	(1,423,786)	395,726	(1,179,899)	11,108	37,030	(12,306,497)
Income tax benefits						(1,738,559)
Net income (loss)	(1,423,786)	395,726	(1,179,899)	11,108	37,030	(10,567,938)
Preferred stock dividends	(12,156)	(12,156)	(62,156)	(62,156)	(62,155)	(112,155)
Net income (loss) available to common shareholders	(1,435,942)	383,570	(1,242,055)	(51,048)	(25,125)	(10,680,093)
Other comprehensive income (loss):
Unrealized gains (losses) on securities available for sale arising during period, net of tax	279,398	(15,811)	1,058,607	170,811	(478,176)	1,401,040
Reclassification adjustment for realized gains on securities available for sale arising during the period, net of tax	(251,068)	(360,493)	(251,068)	(545,090)	(568,337)	(926,292)
Other comprehensive income (loss)					(1,046,513)	474,748
Comprehensive income (loss)	$ (1,407,612)	$ 7,266	$ (434,516)	$ (425,327)	$ (1,009,483)	$ (10,093,190)
Basic earnings (losses) per common share	$ (0.15)	$ 0.04	$ (0.13)	$ (0.01)		$ (1.12)
Diluted earnings (losses) per common share	$ (0.15)	$ 0.04	$ (0.13)	$ (0.01)		$ (1.12)